Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Granted stock options	6,786,385
Weighted average exercise price (in Dollars per share)	$ 2.78
Fair value of the stock options (in Dollars)	$ 1,760
Recognized over a vesting period	1-4-years vesting period
RSU [Member]
Related Party Transactions [Line Items]
Fair value of the stock options (in Dollars)	$ 4,292
Recognized over a vesting period	1-4-years vesting period
Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Granted stock options	5,886,385	479,505	300,750
Weighted average exercise price (in Dollars per share)	$ 2.85	$ 2.36	$ 3.76
Chief Executive Officer [Member] | RSU [Member]
Related Party Transactions [Line Items]
Granted stock options	610,449	871,061	548,849
New CEO [Member]
Related Party Transactions [Line Items]
Granted stock options	4,000,000